SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [abstract]
Disclosure of events after reporting period [text block]

NOTE 35 – SUBSEQUENT EVENTS

At the General Meeting of Shareholders that took place on March 29, 2019, it was declared a dividend of Ps. 5.00 per month for the preferred and common shares, during period of twelve-month between April, 2019 and March 2020, for a total dividend of Ps. 1,336,861 according to the following:

Net income for period ended December 31, 2018 included in the unconsolidated financial statements of Grupo Aval		2,887,749
Occasional reserve release at the disposal of the General Meeting of Shareholders		6,265,450
Total Income available for disposal of the General Meeting of Shareholders		9,153,199

Cash Dividends		Ps. 60 per share payable in twelve monthly installments of Ps. 5.00 per share, from April 2019 to March, 2020.
Total shares outstanding		22,281,017,159
Total dividends declared	Ps.	1,336,861

To Occasional reserve at the disposal of General Meeting of Shareholders		7,816,338

In a meeting held on March 29 2019, Grupo Aval’s Board of Directors approved the presentation of the consolidated financial statements under Colombian IFRS and the accompanying notes for the period ended December 31, 2018, for consideration of the General Meeting of Shareholders.